Reversal of loss allowance/(loss allowance) on trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reversal of loss Allowance/(loss allowance) on trade receivables
Impairment loss (reversal of impairment loss) on trade receivables, net	$ 7,202	$ (4,446)	[1]	$ (34,031)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.